Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts receivable, net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

(In thousands)	December 31, 2017	December 31, 2018
Accounts receivable	40,663	27,100
Less: Allowance for doubtful accounts	(31)	(7,709)
Accounts receivable, net	40,632	19,391

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2016	December 31, 2017	December 31, 2018
Balance at beginning of the year	126	119	31
Additions (note)	—	27	7,680
Write-off	—	(122)	—
Exchange difference	(7)	7	(2)
Balance at end of the year	119	31	7,709

Note: The additions in 2018 mainly arise from the impairment of receivable from a customer for the CDN service.

The top 10 customers accounted for about 86% and 83% of accounts receivable as of December 31, 2017 and 2018, respectively.